SoFi Weekly Income ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Prinicpal Amount	Value
Asset Backed Securities - 3.6%
AB Issuer, LLC, Series 2021-1, Class A2
3.734% , 07/30/2051	$89,325	$72,459
Applebee’s Funding, LLC / IHOP Funding, LLC, Series 2019-1A, Class A2I
4.194% , 06/05/2049	198,000	188,067
DB Master Finance, LLC, Series 2021-1A, Class A2I
2.045% , 11/20/2051	79,200	68,161
Hardee’s Funding, LLC, Series 2021-1A, Class A2
2.865% , 06/20/2051	148,125	117,827
ITE Rail Fund Levered L.P., Series 2021-1A, Class A
2.250% , 02/28/2051	91,665	75,738
Planet Fitness Master Issuer, LLC, Series 2022-1A, Class A2I
3.251% , 12/05/2051	74,625	65,005
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.337% , 01/30/2051	112,988	85,395
SERVPRO Master Issuer, LLC, Series 2021-1A, Class A2
2.394% , 04/25/2051	124,110	97,409
Wendy’s Funding, LLC, Series 2021-1A, Class A2II
2.775% , 06/15/2051	98,750	76,642
Total Asset Backed Securities
(Cost $1,006,649)		846,703

Corporate Bonds - 91.5%
Advertising - 0.3%
Lamar Media Corp.
3.750% , 02/15/2028	72,000	65,157

Aerospace & Defense - 3.0%
The Boeing Co.
2.196% , 02/04/2026	130,000	118,229
Bombardier, Inc.
7.875% , 04/15/2027	125,000	123,150
Howmet Aerospace, Inc.
6.875% , 05/01/2025	222,000	227,074
Spirit AeroSystems, Inc.
3.850% , 06/15/2026	130,000	116,394
TransDigm, Inc.
6.250% , 03/15/2026	122,000	121,555
		706,402
Agriculture - 0.7%
BAT International Finance PLC
4.448% , 03/16/2028	78,000	72,723
Vector Group Ltd.
5.750% , 02/01/2029	120,000	104,376
		177,099
Airlines - 1.8%
Delta Air Lines, Inc.
7.375% , 01/15/2026	161,000	166,543
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% , 06/20/2027	226,100	225,251
United Airlines, Inc.
4.375% , 04/15/2026	44,000	41,009
		432,803
Apparel - 0.7%
Hanesbrands, Inc.
4.875% , 05/15/2026	188,000	171,354

Auto Manufacturers - 2.2%
Allison Transmission, Inc.
4.750% , 10/01/2027	150,000	139,280
Ford Motor Credit Co, LLC
3.664% , 09/08/2024	400,000	384,514
		523,794
Auto Parts & Equipment - 1.0%
Dana, Inc.
5.375% , 11/15/2027	144,000	132,108
The Goodyear Tire & Rubber Co.
4.875% , 03/15/2027 (7)	111,000	103,968
		236,076
Banks - 3.3%
Barclays PLC
5.304% (3 Month LIBOR USD - 2.3000%), 08/09/2026 (1)(2)	200,000	196,779
Citizens Financial Group, Inc.
6.000% (3 Month LIBOR USD - 3.003%), 07/6/2023 (1)(2)(3)	189,000	173,855
Credit Suisse AG
0.495% , 02/02/2024	250,000	228,438
NatWest Group PLC
6.000% (5 Year CMT Rate + 5.625%), 12/29/2025 (1)(2)(3)	200,000	183,500
		782,572
Building Materials - 1.1%
Eco Material Technologies, Inc.
7.875% , 01/31/2027	129,000	122,911
Smyrna Ready Mix Concrete, LLC
6.000% , 11/01/2028	146,000	130,206
		253,117
Chemicals - 1.3%
Celanese US Holdings, LLC
5.900% , 07/05/2024	84,000	83,516
The Chemours Co.
4.625% , 11/15/2029	56,000	45,185
Methanex Corp.
4.250% , 12/01/2024	71,000	68,763
Olin Corp.
5.125% , 09/15/2027 (7)	124,000	116,383
		313,847
Commercial Services - 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625% , 07/15/2026	133,000	126,588
Block, Inc.
2.750% , 06/01/2026	133,000	119,023
The Brink’s Co.
4.625% , 10/15/2027	149,000	137,162
Global Payments, Inc.
4.950% , 08/15/2027	120,000	116,797
United Rentals North America, Inc.
5.500% , 05/15/2027	66,000	65,194
6.000% , 12/15/2029	110,000	110,760
		675,524
Computers - 0.6%
KBR, Inc.
4.750% , 09/30/2028	150,000	133,309

Distribution & Wholesale - 0.2%
H&E Equipment Services, Inc.
3.875% , 12/15/2028	67,000	58,015

Diversified Financial Services - 9.2%
AerCap Holdings N.V.
5.875% (5 Year CMT Rate + 4.535%), 10/10/2079 (1)(2)	238,000	220,921
Aircastle Ltd.
4.250% , 06/15/2026	63,000	58,776
Avolon Holdings Funding Ltd.
4.250% , 04/15/2026	167,000	151,623
BGC Partners, Inc.
4.375% , 12/15/2025	89,000	83,647
Castlelake Aviation Finance DAC
5.000% , 04/15/2027	94,000	80,057
The Depository Trust & Clearing Corp.
3.375% (5 Year CMT Rate + 2.606%), 06/20/2026 (1)(2)(3)	250,000	191,580
Navient Corp.
5.500% , 01/25/2023	323,000	322,557
6.125% , 03/25/2024	60,000	59,856
6.750% , 06/15/2026	159,000	151,716
OneMain Finance Corp.
7.125% , 03/15/2026	80,000	77,600
3.500% , 01/15/2027	317,000	260,222
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
6.375% , 02/01/2027	135,000	126,137
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875% , 10/15/2026	217,000	185,300
SLM Corp.
4.200% , 10/29/2025	56,000	51,475
United Wholesale Mortgage, LLC
5.500% , 11/15/2025	155,000	143,850
		2,165,317
Electric - 1.6%
FirstEnergy Corp.
1.600% , 01/15/2026	56,000	49,607
NextEra Energy Operating Partners L.P.
4.250% , 09/15/2024	180,000	170,359
3.875% , 10/15/2026	80,000	75,182
TransAlta Corp.
7.750% , 11/15/2029	70,000	72,003
		367,151
Electrical Components & Equipment - 0.8%
EnerSys
4.375% , 12/15/2027	222,000	198,018

Electronics - 0.3%
Flex Ltd.
6.000% , 01/15/2028	70,000	69,351

Entertainment - 0.7%
Caesars Entertainment, Inc.
6.250% , 07/01/2025	163,000	161,317

Environmental Control - 1.0%
Stericycle, Inc.
5.375% , 07/15/2024	239,000	236,491

Healthcare - Products - 0.7%
Garden Spinco Corp.
8.625% , 07/20/2030	58,000	61,640
Hologic, Inc.
3.250% , 02/15/2029	114,000	100,340
		161,980
Healthcare - Services - 2.2%
Centene Corp.
2.450% , 07/15/2028	82,000	69,042
Encompass Health Corp.
4.500% , 02/01/2028	100,000	90,072
HCA, Inc.
5.375% , 02/01/2025	206,000	205,757
Tenet Healthcare Corp.
4.625% , 07/15/2024	42,000	41,160
5.125% , 11/01/2027	124,000	116,906
		522,937
Home Builders - 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% , 04/01/2030	78,000	60,200
LGI Homes, Inc.
4.000% , 07/15/2029	111,000	84,000
Tri Pointe Homes, Inc.
5.700% , 06/15/2028	111,000	100,322
		244,522
Insurance - 1.8%
NMI Holdings, Inc.
7.375% , 06/01/2025	283,000	284,861
SBL Holdings, Inc.
5.125% , 11/13/2026	172,000	150,435
		435,296
Internet - 1.2%
Gen Digital, Inc.
5.000% , 04/15/2025	101,000	98,094
Uber Technologies, Inc.
7.500% , 05/15/2025	111,000	111,841
8.000% , 11/01/2026	63,000	63,803
		273,738
Investment Companies - 5.9%
Bain Capital Specialty Finance, Inc.
2.950% , 03/10/2026	127,000	109,941
Blackstone Private Credit Fund
2.625% , 12/15/2026	222,000	188,747
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750% , 09/15/2024	200,000	192,745
5.250% , 05/15/2027	50,000	46,110
Oaktree Specialty Lending Corp.
2.700% , 01/15/2027	133,000	115,929
OWL Rock Core Income Corp.
4.700% , 02/08/2027	189,000	171,121
Owl Rock Technology Finance Corp.
4.750% , 12/15/2025	328,000	297,994
Prospect Capital Corp.
5.875% , 03/15/2023	143,000	142,625
Sixth Street Specialty Lending, Inc.
3.875% , 11/01/2024	128,000	122,418
		1,387,630
Iron & Steel - 1.1%
Cleveland-Cliffs, Inc.
5.875% , 06/01/2027	122,000	115,645
Mineral Resources Ltd.
8.125% , 05/01/2027	67,000	67,912
8.000% , 11/01/2027	72,000	74,059
		257,616
Leisure Time - 1.1%
Carnival Corp.
7.625% , 03/01/2026 (7)	139,000	117,379
NCL Corp. Ltd.
5.875% , 02/15/2027	78,000	69,551
Royal Caribbean Cruises Ltd.
4.250% , 07/01/2026	100,000	83,015
		269,945
Lodging - 0.3%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.875% , 04/01/2027	63,000	60,669

Media - 6.4%
AMC Networks, Inc.
5.000% , 04/01/2024	237,000	226,560
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125% , 05/01/2027	198,000	187,628
6.375% , 09/01/2029 (7)	75,000	71,540
CSC Holdings, LLC
5.250% , 06/01/2024	212,000	204,540
DISH DBS Corp.
5.000% , 03/15/2023	103,000	102,356
5.875% , 11/15/2024	37,000	35,209
5.250% , 12/01/2026	128,000	110,128
Gray Television, Inc.
7.000% , 05/15/2027	120,000	110,475
Midcontinent Communications / Midcontinent Finance Corp.
5.375% , 08/15/2027	65,000	59,871
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% , 09/15/2026	130,000	106,545
Sirius XM Radio, Inc.
3.125% , 09/01/2026	111,000	100,349
4.000% , 07/15/2028	176,000	155,728
Univision Communications, Inc.
4.500% , 05/01/2029	56,000	47,737
		1,518,666
Metal Fabricate & Hardware - 0.5%
Advanced Drainage Systems, Inc.
6.375% , 06/15/2030	124,000	119,485

Mining - 0.4%
Hudbay Minerals, Inc.
4.500% , 04/01/2026	111,000	100,657

Oil & Gas - 5.1%
CNX Resources Corp.
7.375% , 01/15/2031	70,000	70,122
EQT Corp.
6.125% , 02/01/2025 (4)	237,000	238,001
Laredo Petroleum, Inc.
9.500% , 01/15/2025	100,000	100,147
Occidental Petroleum Corp.
5.139%, 10/10/2036 (5)(6)	264,000	134,100
Parkland Corp.
5.875% , 07/15/2027	150,000	144,000
Range Resources Corp.
4.875% , 05/15/2025	165,000	160,100
Southwestern Energy Co.
5.700% , 01/23/2025 (4)	122,000	120,909
Strathcona Resources Ltd/Alberta
6.875% , 08/01/2026	126,000	107,308
Sunoco LP / Sunoco Finance Corp.
6.000% , 04/15/2027	133,000	131,276
		1,205,963
Oil & Gas Services - 0.5%
Enerflex Ltd.
9.000% , 10/15/2027	109,000	107,815

Packaging & Containers - 4.5%
Berry Global, Inc.
4.875% , 07/15/2026	300,000	288,234
Crown Americas LLC / Crown Americas Capital Corp VI
4.750% , 02/01/2026	150,000	145,456
Graphic Packaging International, LLC
1.512% , 04/15/2026	162,000	140,978
LABL, Inc.
6.750% , 07/15/2026	206,000	197,001
OI European Group BV
4.750% , 02/15/2030	67,000	57,925
Sealed Air Corp.
5.500% , 09/15/2025	183,000	181,828
Silgan Holdings, Inc.
4.125% , 02/01/2028	56,000	52,643
		1,064,065
Pharmaceuticals - 1.3%
Teva Pharmaceutical Finance Netherlands III BV
2.800% , 07/21/2023	242,000	236,295
3.150% , 10/01/2026	92,000	80,143
		316,438
Pipelines - 7.1%
Buckeye Partners L.P.
4.125% , 03/01/2025	50,000	48,077
3.950% , 12/01/2026	172,000	152,065
DCP Midstream L.P.
7.375% (3 Month LIBOR USD + 5.148%), 12/15/2022 (1)(2)(3)	56,000	56,151
DCP Midstream Operating L.P.
5.375% , 07/15/2025	217,000	214,584
Enterprise Products Operating, LLC
7.630% (3 Month LIBOR USD + 2.986%), 08/16/2077 (1)	193,000	177,261
EQM Midstream Partners L.P.
4.125% , 12/01/2026	78,000	71,783
Genesis Energy LP / Genesis Energy Finance Corp.
6.500% , 10/01/2025	100,000	96,424
Global Partners LP / GLP Finance Corp.
7.000% , 08/01/2027	72,000	68,342
Hess Midstream Operations L.P.
5.125% , 06/15/2028	161,000	151,743
MPLX L.P.
6.875% (3 Month LIBOR USD + 4.652%) , 02/15/2023 (1)(2)(3)	95,000	94,352
New Fortress Energy, Inc.
6.500% , 09/30/2026	163,000	157,751
NuStar Logistics L.P.
5.750% , 10/01/2025	239,000	232,704
Western Midstream Operating L.P.
3.950% , 06/01/2025	167,000	160,197
		1,681,434
Real Estate - 0.5%
Newmark Group, Inc.
6.125% , 11/15/2023	124,000	123,840

Real Estate Investment Trusts (REITs) - 4.5%
Blackstone Mortgage Trust, Inc.
3.750% , 01/15/2027	106,000	92,544
EPR Properties
4.750% , 12/15/2026	200,000	178,533
iStar, Inc.
4.750% , 10/01/2024	138,000	135,953
MPT Operating Partnership LP / MPT Finance Corp.
5.000% , 10/15/2027 (7)	248,000	212,046
Starwood Property Trust, Inc.
3.750% , 12/31/2024	56,000	52,980
4.750% , 03/15/2025	111,000	106,422
VICI Properties LP / VICI Note Co., Inc.
3.750% , 02/15/2027	311,000	280,959
		1,059,437
Retail - 3.9%
Academy Ltd.
6.000% , 11/15/2027	120,000	113,799
Asbury Automotive Group, Inc.
4.500% , 03/01/2028	156,000	141,383
Bath & Body Works, Inc.
6.694% , 01/15/2027	157,000	153,340
FirstCash, Inc.
4.625% , 09/01/2028	130,000	114,593
Group 1 Automotive, Inc.
4.000% , 08/15/2028	144,000	122,321
Macy’s Retail Holdings, LLC
5.875% , 03/15/2030	86,000	77,731
QVC, Inc.
4.850% , 04/01/2024	93,000	88,654
4.750% , 02/15/2027	144,000	108,360
		920,181
Semiconductors - 1.0%
Amkor Technology, Inc.
6.625% , 09/15/2027	239,000	238,070

Software - 0.6%
Consensus Cloud Solutions, Inc.
6.000% , 10/15/2026	164,000	151,744

Telecommunications - 6.4%
Altice France SA
8.125% , 02/01/2027	200,000	190,793
Frontier Communications Holdings, LLC
5.875% , 10/15/2027	121,000	115,289
Level 3 Financing, Inc.
4.250% , 07/01/2028	211,000	165,459
Lumen Technologies, Inc.
5.125% , 12/15/2026	63,000	53,960
4.000% , 02/15/2027	171,000	145,996
Nokia Oyj
4.375% , 06/12/2027	258,000	244,261
Quebecor Media, Inc.
5.750% , 01/15/2023	128,000	128,033
Sprint, LLC
7.875% , 09/15/2023	323,000	330,410
T-Mobile USA, Inc.
2.250% , 02/15/2026	157,000	143,940
		1,518,141
Toys, Games, & Hobbies - 0.8%
Mattel, Inc.
3.375% , 04/01/2026	194,000	178,382
Total Corporate Bonds
(Cost $22,944,938)		21,645,365

Mortgage Backed Securities - 1.0%
Federal Home Loan Mortgage Corporation REMICS
4.000% , 07/15/2047	116,259	19,731
Federal National Mortgage Association Interest Strips
5.000% , 01/25/2043	564,833	103,894
4.000% , 01/25/2048	400,713	51,135
Federal National Mortgage Association REMICS
3.000% , 03/25/2028	953,392	48,427
5.000% , 07/25/2046	74,854	12,542
0.574% (SOFR +1.5000%), 05/25/2051 (1)	283,992	655
Total Mortgage Backed Securities
(Cost $179,462)		236,384

Municipal Bonds - 0.4%
State of Illinois
4.950% , 06/01/2023	86,999	86,981
Total Municipal Bonds
(Cost $87,259)		86,981

United States Treasury Obligations - 1.0%
United States Treasury Bills - 1.0%
United States Cash Management Bill
3.636%, 01/31/2023 (5)(6)	244,000	242,305
Total United States Treasury Obligations
(Cost $242,514)		242,305

	Shares
Preferred Stocks - 1.2%
Banks - 0.8%
U.S. Bancorp
3.750% , 01/15/2026 (3)	12,000	202,800

Diversified Financial Services - 0.4%
Brookfield Finance, Inc.
4.625% , 10/16/2080	5,000	84,550
Total Preferred Stocks
(Cost $395,823)		287,350

Short-Term Invesments - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund, Class X, 3.668% (8)	178,082	178,082
Total Short-Term Investments
(Cost $178,082)		178,082

Investments Purchased with Collateral from Securities Lending - 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (8)	602,102	602,102
Total Investments Purchased with Collateral from Securities Lending
(Cost $602,102)		602,102

Total Investments in Securities - 102.0%
(Cost $25,636,829)		24,125,272
Liabilities in Excess of Other Assets - (2.0)%		(461,570)
Total Net Assets - 100.0%		$23,663,702

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(1)	Variable rate security; rate shown is the rate in effect on November 30, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on November 30, 2022. An index mayhave a negative rate. Interest rate may also be subject to a ceiling or floor.
(3)	Perpetual call date security. Date shown is next call date.
(4)	Step-up bond; the interest rate shown is the rate in effect as of November 30, 2022.
(5)	Rate represents the annualized effective yield to maturity from the purchase price.
(6)	Zero coupon security.
(7)
This security or a portion of this security was out on loan as of November 30, 2022. Total loaned securities had a value of $596,448 or 2.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(8)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The SoFi Weekly Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$–	$846,703	$–	$846,703
Corporate Bonds (1)	-	-	21,645,365	-	21,645,365
Mortgage Backed Securities	-	-	236,384	-	236,384
Municipal Bonds	-	-	86,981	-	86,981
United States Treasury Obligations	-	-	242,305	-	242,305
Preferred Stocks (1)	-	287,350	-	-	287,350
Short-Term Investments	-	178,082	-	-	178,082
Investments Purchased With Collateral From Securities Lending (2)	602,102	-	-	-	602,102
Total Investments in Securities	$602,102	$465,432	$23,057,738	$–	$24,125,272

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.